Average Annual Total Returns - BlackRock Balanced Capital Portfolio	May 01, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
10 Years	14.01%
SixtyRussellThousandIndex [Member]
Average Annual Return:
1 Year	16.29%
5 Years	11.35%
10 Years	10.11%
BlackRock Balanced Capital Portfolio
Average Annual Return:
1 Year	15.75%
5 Years	11.35%
10 Years	10.30%